Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 12

Stockholders’ Equity and Accumulated Other Comprehensive Loss

On October 19, 2012, the Board of Directors extended through October 31, 2015, the share repurchase program initially approved on November 6, 2009.  Under this share repurchase program, Seaboard was originally authorized to repurchase from time to time up to $100,000,000 market value of its Common Stock in open market or privately negotiated purchases which may be above or below the traded market price.  During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares. All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion. As of December 31, 2012, $33,204,000 remains available for repurchase under this program. Seaboard used cash to repurchase, 12,937, 5,282 and 20,879 shares of common stock at a total price of $26,830,000, $9,971,000 and $29,994,000 in 2012, 2011 and 2010, respectively.

In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock.  The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014, 2015 and 2016 dividends ($3.00 per share per year).  Seaboard does not currently intend to declare any further dividends for the years 2013-2016. Seaboard did not declare or pay a dividend in 2011. In 2010, Seaboard declared and paid dividends of $9.00 per share on the common stock, which included a prepayment of the annual 2011 and 2012 dividends ($3.00 per share per year).

The components of accumulated other comprehensive loss, net of related taxes, are summarized as follows:

	December 31,
(Thousands of dollars)	2012	2011	2010

Cumulative foreign currency translation adjustment	$(109,457)	$(93,669)	$(81,280)
Unrealized gain (loss) on investments	2,232	(311)	445
Unrealized loss on cash flow hedges	(113)	-	-
Unrecognized pension cost	(64,206)	(62,085)	(43,072)

Accumulated other comprehensive loss	$(171,544)	$(156,065)	$(123,907)

In 2012, a pension settlement loss of $1,796,000 and a pension curtailment loss of $1,134,000 were incurred.  This resulted in a combined $2,930,000 reclassified out of accumulated other comprehensive loss for unrecognized pension cost to net earnings in 2012. See Note 10 for further discussion.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2012, the Sugar segment had $193,380,000 in net assets denominated in Argentine pesos and $5,843,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2011, the Sugar segment had $215,921,000 in net assets denominated in Argentine pesos and $4,608,000 in net assets denominated in U.S. dollars in Argentina.

With the exception of the provision related to the foreign currency translation gains and losses discussed above, which are taxed at a 35% rate, income taxes for components of accumulated other comprehensive loss were recorded using a 39% effective tax rate. For 2012 and 2011, the unrecognized pension cost includes $21,129,000 and $20,362,000, respectively, related to employees at certain subsidiaries for which no tax benefit has been recorded.